S000093658 [Member] N-1A Cover	Jul. 28, 2025
Prospectus [Line Items]
Document Type	485BPOS
Amendment Flag	false
Registrant Name	PUTNAM TARGET DATE FUNDS
Entity Central Index Key	0001295293
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 28, 2025
Prospectus Date	Aug. 01, 2025